5. EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2017	Sep. 30, 2021
Restricted cash		$ 0	$ 234,081		$ 0
Volt to be spent on the Klondike
Restricted cash		0	226,663
Volt to be spent on the Stateline property
Restricted cash		0	7,418
Ashby (Nevada)
Proceeds from (Repayments of) Related Party Debt		3,438	3,304
BP (Nevada)
Exploration and Evaluation Assets, Write-down of properties		307,548
Horsethief (Nevada)
Exploration and Evaluation Assets, Write-down of properties		146,089
Bellview (Nevada)
Exploration and Evaluation Assets, Write-down of properties		110,687
East Walker (Nevada)
Exploration and Evaluation Assets, Write-down of properties		31,395
KRL (British Columbia)
Exploration and Evaluation Assets, Write-down of properties		336,975
Yanac (Peru)
Exploration and Evaluation Assets, Write-down of properties		444,295		$ 114,319
La Estrella (Peru)
Proceeds from (Repayments of) Related Party Debt	[1]	15,000
La Estrella (Peru), Share Issuance
Proceeds from (Repayments of) Related Party Debt	[1]	12,000
Haldane
Accumulated expense on advancing property		5,048,921	4,963,946
Twin Canyon
Accumulated expense on advancing property		681,817	651,660
White River, Goz Creek and MOR (Yukon)
Accumulated expense on advancing property		$ 1,129,142	$ 1,071,213

[1]	Note 4